Segment Reporting (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of Operating Financial

The following table provides the operating financial results of our gaming segment:

	Year Ended December 31,
	2024	2023
Total Revenue	$105	$366,438
Less: Significant and Other Segment Expenses
Cost of Sales	464	34,835
Advertising and Marketing	172,989	311,464
Legal and Professional	490,528	321,506
Selling, General and Administrative	626,901	1,099,576
Software Development	21,034	24,074
Stock-Based Compensation	179,766	556,222
Rent Expense	92	1,114
Interest Expense and Amortization of Debt Discount	2,179,122	2,769,208
Other Income	(384,047)	(79,113)
Foreign Currency Loss	1,775	—
Segment Net Loss	$(3,288,519)	$(4,672,348)

Schedule of Operating Financial

The following table provides the operating financial results of our Gaming segment:

	Nine Months Ended September 30,		Three Months Ended September 30,
	2025	2024	2025	2024
Total Revenue	$—	$55	$—	$—
Less: Significant and Other Segment Expenses
Cost of Sales	—	464	—	—
Advertising and Marketing	475,972	160,478	182,216	160,270
Legal and Professional	843,712	486,262	374,943	224,510
Selling, General and Administrative	1,595,027	457,362	713,415	113,566
Software Expense	240,215	—	14,880	—
Software Development	1,621	18,955	457	6,118
Stock-Based Compensation	700,140	137,006	344,569	44,974
Interest Expense and Amortization of Debt Discount	438,709	1,985,213	—	704,239
Other Income	(162,441)	(245,269)	(91,131)	(244,235)
Other Expenses	46,405	—	—	—
Other Expense – Stock-Based Compensation Liability	133,331	—	—	—
Foreign Currency Loss	(437)	766	14	616
Net Unrealized Gain on Equity Securities	(4,080,000)	—	(4,080,000)	—
Provision for Income Taxes	—	—	—	—
Segment Net Income (Loss)	$(232,254)	$(3,001,182)	$2,540,636	$(1,010,058)